Stockholders' Equity (Deficit) (Details) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 16, 2022 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Sep. 30, 2022 USD ($) $ / shares shares	Aug. 02, 2022	Sep. 30, 2021 $ / shares shares
Stockholders' Equity (Deficit)
Adjustment to deferred offering costs | $		$ 337
Common stock par value | $ / shares		$ 0.01		$ 0.01
Convertible preferred shares issued		0		41,883,053
Convertible preferred shares outstanding		0	0	41,883,053		125,343,885
Temporary Equity, Par or Stated Value Per Share | $ / shares		$ 0		$ 0
Common shares issued		66,872,785		13,864,344
Common shares outstanding		66,872,785		13,864,344
Mariadb Corporation Ab
Stockholders' Equity (Deficit)
Common stock par value | $ / shares				$ 0.01		$ 0.01
Convertible preferred shares issued				183,565,242		125,343,885
Convertible preferred shares outstanding				183,565,242		125,343,885
Temporary Equity, Par or Stated Value Per Share | $ / shares				$ 0		$ 0
Common shares issued				60,764,711		51,107,130
Common shares outstanding				60,764,711		51,107,130
Ordinary Shares
Stockholders' Equity (Deficit)
Issuance of Common Shares as consideration for CubeWerx and Sector 42 acquisition (in shares)			539,233
Ordinary Shares | Mariadb Corporation Ab
Stockholders' Equity (Deficit)
Number of additional shares authorized for issuance under share-based payment arrangement				54,719,095
Finnish Trade Register | Mariadb Corporation Ab
Stockholders' Equity (Deficit)
Number of common shares registered				9,657,581
Number of common shares issued based on options but not yet registered				772,877
Number of options exercised common shares issued but not yet registered				1,379,391
Convertible Preferred Stock, Series A [Member]
Stockholders' Equity (Deficit)
Convertible preferred shares issued				2,308,741
Convertible preferred shares outstanding				2,308,741		10,118,760
Convertible Preferred Stock, Series A [Member] | Mariadb Corporation Ab
Stockholders' Equity (Deficit)
Convertible preferred shares issued				10,118,760		10,118,760
Convertible preferred shares outstanding				10,118,760
Convertible Preferred Stock, Series B [Member]
Stockholders' Equity (Deficit)
Convertible preferred shares issued				13,815,180
Convertible preferred shares outstanding				13,815,180		60,549,235
Convertible Preferred Stock, Series B [Member] | Mariadb Corporation Ab
Stockholders' Equity (Deficit)
Convertible preferred shares issued				60,549,235		60,549,235
Convertible preferred shares outstanding				60,549,235
Convertible Preferred Stock, Series C [Member]
Stockholders' Equity (Deficit)
Convertible preferred shares issued				12,609,199
Convertible preferred shares outstanding				12,609,199		54,675,890
Convertible Preferred Stock, Series C [Member] | Mariadb Corporation Ab
Stockholders' Equity (Deficit)
Convertible preferred shares issued				55,263,659		54,675,890
Convertible preferred shares outstanding				55,263,659
Percentage of dividend on Subscription Price				5.00%
Convertible Preferred Stock, Series D [Member]
Stockholders' Equity (Deficit)
Convertible preferred shares issued				13,149,933
Convertible preferred shares outstanding				13,149,933
Convertible Preferred Stock, Series D [Member] | Mariadb Corporation Ab
Stockholders' Equity (Deficit)
Convertible preferred shares issued				57,633,588
Convertible preferred shares outstanding				57,633,588
Temporary equity number of additional shares authorized				7,780,000
Convertible Preferred Stock [Member] | Mariadb Corporation Ab
Stockholders' Equity (Deficit)
Temporary Equity, Par or Stated Value Per Share | $ / shares				$ 0.29
Temporary equity shares issued on exercise of warrants				4,019,757
Minimum threshold percentage approvel by shareholders for conversion into common shares				50.00%
Qualified IPO | Mariadb Corporation Ab
Stockholders' Equity (Deficit)
Minimum threshold aggregate proceeds from issuance of stock | $				$ 97,500
Merger transaction cost | $				$ 750,000
APHC
Stockholders' Equity (Deficit)
Deferred offering costs | $	$ 14,600	$ 14,600
Exchange ratio	0.22816
Common stock par value | $ / shares	$ 0.01
Adjustments to reduce deferred offering costs | $		$ 300
APHC | PIPE Investment
Stockholders' Equity (Deficit)
Proceeds from the PIPE Investment | $	$ 10,500
Sector 42 Technologies, Inc and CubeWerx Inc
Stockholders' Equity (Deficit)
Percent of ownership interest acquired					100.00%
Issuance of Common Shares as consideration for CubeWerx and Sector 42 acquisition (in shares)				539,233
Sector 42 Technologies, Inc and CubeWerx Inc | Mariadb Corporation Ab
Stockholders' Equity (Deficit)
Percent of ownership interest acquired					100.00%
Issuance of Common Shares as consideration for CubeWerx and Sector 42 acquisition (in shares)				2,363,354